Trade Payables	12 Months Ended
Dec. 31, 2021
Trade Payables [Abstract]
Trade payables
21. Trade payables

	December 31, 2021	December 31, 2020
	RMB’000	RMB’000
Trade payables	30,514	27,310

Trade payables
include
balances with related companies amounting to approximately RMB9,155,000 (2020: Nil), which are unsecured, interest-free and repayable in accordance with the terms of relevant agreements.
Terms and conditions of the above financial liabilities are as follows:

•	Trade payables are non-interest-bearing and are normally settled on terms ranging from 1 to 30 days; and

•	For explanations on the Group’s liquidity risk management processes, refer to Note 18.4.